Loans Receivable, Net - Aging of past-due loans receivables (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Financing Receivable, Past Due [Line Items]
Loans receivables	¥ 140,329,597	$ 22,020,776	¥ 110,882,786
1 to 3 months past due
Financing Receivable, Past Due [Line Items]
Loans receivables	42,412,387	6,655,429	37,251,907
4 to 6 months past due
Financing Receivable, Past Due [Line Items]
Loans receivables	25,028,613	3,927,535	51,957,304
7 to 12 months past due
Financing Receivable, Past Due [Line Items]
Loans receivables	33,136,695	5,199,871	6,673,574
Over 1 year past due
Financing Receivable, Past Due [Line Items]
Loans receivables	¥ 39,751,902	$ 6,237,941	¥ 15,000,000